FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES (Tables)	12 Months Ended
Jun. 30, 2026
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Disclosure of Credit Risk	The carrying amount of the Group’s financial assets represents the maximum credit risk exposure, as represented below:

	Notes	2026	2025
		US$	US$
Cash and cash equivalents	5	35,244,220	54,814,125
Trade and other receivables	6	3,282,481	823,268
		38,526,701	55,637,393

Disclosure of Nature and Extent of Risks Arising from Financial Instruments
At the reporting date, the interest rate profile of the Group’s financial instruments was:

	Notes	2026	2025
		US$	US$
Cash at bank and on hand	5	35,244,220	54,814,125
		35,244,220	54,814,125
At the reporting date, the Group’s exposure to financial instruments denominated in currencies other than the functional currency of the group entity:

Assets and liabilities denominated in currencies other than the functional currency of the group entity	2026 US$ Equivalent	2025 US$ Equivalent
Financial assets
Cash and cash equivalents	26,592,658	29,417,896
Financial liabilities
Trade and other payables	(2,985)	(1,130,814)
Net exposure	26,589,673	28,287,082

Schedule of Sensitivity Analysis in Particular Foreign Currency Rates and Other Variables Remain Constant	This analysis assumes that all other variables, in particular foreign currency rates, remain constant.

	Profit or loss		Equity
	+0.5%	-0.5%	+0.5%	-0.5%
	US$	US$	US$	US$
2026
Cash and cash equivalents	176,221	(176,221)	176,221	(176,221)
2025
Cash and cash equivalents	274,071	(274,071)	274,071	(274,071)
2024
Cash and cash equivalents	165,787	(165,787)	165,787	(165,787)
This analysis assumes that all other variables remain constant.

	Profit or loss		Equity
	+10%	-10%	+10%	-10%
	US$	US$	US$	US$
2026
Group	2,658,967	(2,658,967)	2,658,967	(2,658,967)
2025
Group	2,828,707	(2,828,707)	2,828,707	(2,828,707)